Non-Exempt Party-In-Interest Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Contributions Corrected Outside Voluntary Fiduciary Correction Program ("VFCP")	$ 31	$ 291